Note 16 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years Ended December 31
	2020	2019	2018

Net income (loss) (in thousands)	$6,127	$(5,039)	$2,088

Weighted average shares outstanding (in thousands) – basic	1,348,899	1,316,032	1,300,795

Effect of dilutive securities:
Options and RSUs (in thousands)	87,309	-	30,027

Weighted average shares outstanding (in thousands) – diluted	1,436,208	1,316,032	1,330,822

Earnings (loss) per share
Basic	$-	$-	$-
Diluted	$-	$-	$-